Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

16.Subsequent Events

On August 8, 2023, the Company announced that the FDA granted investigational device exemption approval with conditions to initiate the Company’s planned Virtue ISR-US pivotal study evaluating the efficacy and safety of Virtue SAB for the treatment of patients with Coronary ISR. The Company is permitted to begin enrollment of the study upon completion of standard clinical trial initiation activities including clinical center Institutional Review Board approvals. The conditional approval also requires the Company to submit additional information to the FDA.

On September 19, 2023, the Company announced that the FDA granted investigational device exemption approval to initiate the Company’s planned BACKBEAT pivotal study evaluating the efficacy and safety for the development and commercialization of BackBeat CNT, also known as Atrioventricular Interval Modulation (AVIM) therapy for hypertensive pacemaker patients. The Company is permitted to begin enrollment upon completion of standard clinical trial initiation activities, including clinical center Institutional Review Board approvals. The Company expects to begin enrollment in the BACKBEAT pivotal study before the end of 2023.

On October 6, 2023, the Company repaid and terminated the 2022 Loan and Security Agreement. In connection with the repayment and termination, the Company repaid $10 million of principal and issued warrants to purchase 27,707 shares of Company Common Stock at an exercise price of $7.67 per share in lieu of a cash payment of approximately $212,500 due with respect to certain fees under the 2022 Loan and Security Agreement. The Company also paid approximately $849,000 of net interest, prepayment fees, and legal fees.

14.Subsequent Events

On January 26, 2023 (the “Closing Date”), the Company consummated the previously-announced Business Combination (the “Closing”). In connection with the Business Combination, HSAC2 changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware and changed its name to “Orchestra BioMed Holdings, Inc.” (“New Orchestra”). On the Closing Date, Merger Sub merged with and into Orchestra with Orchestra being the surviving corporation and a wholly owned subsidiary of New Orchestra. The Company refers to HSAC2 common stock, after giving effect to the Business Combination, as “New Orchestra Common Stock.”

Upon the Closing, based on a ratio (the “Exchange Ratio”) of 0.465 shares of HSAC2 Common Stock for each whole share of Orchestra common stock, par value $0.0001 per share (the “Orchestra Common Stock”), 20,191,338 shares of New Orchestra Common Stock were issued to Orchestra stockholders (exclusive of the additional shares subject to earnout discussed below in this paragraph) and 5,523,834 shares of New Orchestra Common Stock were reserved for issuance pursuant to the Orchestra stock options and warrants converted into New Orchestra stock options and warrants in the Merger. In addition, upon the Closing, all of the Company’s outstanding preferred stock automatically converted New Orchestra Common Stock.

In connection with the Business Combination, HSAC 2 Holdings, LLC (the “Sponsor”) agreed that 25% or 1,000,000 shares of its New Orchestra Common Stock will be forfeited to New Orchestra on the first business day following the fifth anniversary of the Closing unless, as to 500,000 shares, the volume-weighted average price of the New Orchestra Common Stock is greater than or equal to $15.00 per share over any 20 trading days within any 30-trading day period (the “Initial Milestone Event”), and as to the remaining 500,000 shares, the volume-weighted average price of the New Orchestra Common Stock is greater than or equal to $20.00 per share over any 20 trading days within any 30-trading day period (the “Final Milestone Event”). Further, the Sponsor and HSAC2’s other initial shareholders prior to HSAC2’s initial public offering (the “IPO”) agreed to subject (i) the 4,000,000 shares of New Orchestra Common Stock issued to HSAC2’s initial shareholders prior to the IPO (the “Insider Shares”) and (ii) the 450,000 shares of New Orchestra Common Stock purchased in a private placement simultaneously with the IPO (the “Private Shares”) to a lock-up for up to 12 months following the Closing, and the Sponsor forfeited 50% of its 1,500,000 warrants in HSAC2 purchased upon consummation of the IPO (the “Private Warrants”), comprising 750,000 Private Warrants, for no consideration, immediately prior to the Closing (the “Sponsor Forfeiture”). Pursuant to the terms of the Merger Agreement, immediately following the Sponsor Forfeiture and prior to the Closing, HSAC2 issued 750,000 warrants to purchase New Orchestra Common Stock to eleven specified employees and directors of Orchestra. These new warrants have substantially similar terms to the forfeited Private Warrants, except that they will become exercisable between 24 and 36 months after the Closing.

In connection with the Business Combination, existing Orchestra stockholders also had the opportunity to elect to participate in an earnout (the “Earnout”) pursuant to which each such electing stockholder (an “Earnout Participant”) may receive a portion of additional contingent consideration of up to 8,000,000 shares of New Orchestra Common Stock in the aggregate (“Earnout Consideration”). Approximately 91% of Orchestra stockholders elected to participate in the Earnout. Each Earnout Participant agreed to extend their applicable lock-up period from 6 months to 12 months, pursuant to an Earnout Election Agreement and such Earnout Participants will collectively be entitled to receive: (i) 4,000,000 shares of the Earnout Consideration, in the aggregate, in the event that, from the time beginning immediately after the Closing until the fifth anniversary of the Closing Date (the “Earnout Period”), the Initial Milestone Event (as defined below) occurs; and (ii) an additional 4,000,000 shares of the Earnout Consideration, in the aggregate, in the event that, during the Earnout Period, the Final Milestone Event occurs.

Prior to the Business Combination, HSAC2’s public shares were listed on The Nasdaq Capital Market under the symbol “HSAQ.” On January 27, 2023, the New Orchestra Common Stock began trading on The Nasdaq Global Market under the symbol “OBIO.”

On August 8, 2023, the Company announced that the FDA granted investigational device exemption approval with conditions to initiate the Company’s planned Virtue ISR-US pivotal study evaluating the efficacy and safety of Virtue SAB for the treatment of patients with Coronary ISR. The Company is permitted to begin enrollment of the study upon completion of standard clinical trial initiation activities including clinical center Institutional Review Board approvals. The conditional approval also requires the Company to submit additional information to the FDA.

On September 19, 2023, the Company announced that the FDA granted investigational device exemption approval to initiate the Company’s planned BACKBEAT pivotal study evaluating the efficacy and safety for the development and commercialization of BackBeat CNT, also known as Atrioventricular Interval Modulation (AVIM) therapy for hypertensive pacemaker patients. The Company is permitted to begin enrollment upon completion of standard clinical trial initiation activities, including clinical center Institutional Review Board approvals. The Company expects to begin enrollment in the BACKBEAT pivotal study before the end of 2023.

On October 6, 2023, the Company repaid and terminated the 2022 Loan and Security Agreement. In connection with the repayment and termination, the Company repaid $10 million of principal and issued warrants to purchase 27,707 shares of Company Common Stock at an exercise price of $7.67 per share in lieu of a cash payment of approximately $212,500 due with respect to certain fees under the 2022 Loan and Security Agreement. The Company also paid approximately $849,000 of net interest, prepayment fees, and legal fees.